Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade accounts receivable
Total trade accounts receivable, net of allowance for credit losses	$ 4,965	$ 4,269
Total contract assets		451
Total customer contract liabilities - current	1,512	1,600
Deferred revenue
Total deferred revenue	2,073	25
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the period	4	5
Semiconductors Segment [Member]
Trade accounts receivable
Total trade accounts receivable, net of allowance for credit losses	3,518	3,283
Total customer contract liabilities - current	1,184	4
Deferred revenue
Total deferred revenue	36	21
ASIC Segment [Member]
Trade accounts receivable
Total trade accounts receivable, net of allowance for credit losses	1,405	986
Total contract assets		451
Total customer contract liabilities - current	328	1,596
Deferred revenue
Total deferred revenue	1,756	$ 4
Non reportable Segment [Member]
Trade accounts receivable
Total trade accounts receivable, net of allowance for credit losses	42
Deferred revenue
Total deferred revenue	$ 281